Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000040835
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,416		$ 10,431		$ 11,167		$ 11,770		$ 12,197		$ 12,864		$ 13,121		$ 13,121		$ 13,496		$ 12,787		$ 13,252	$ 13,125	$ 13,787	$ 14,547	$ 13,921	$ 13,931	$ 15,866	$ 17,006	$ 18,424	$ 19,864	$ 20,705	$ 20,254	$ 19,231	$ 17,914	$ 16,961	$ 17,647	$ 17,561	$ 17,988	$ 19,200	$ 19,373	$ 21,303	$ 22,171	$ 23,377	$ 24,197	$ 23,999	$ 24,306	$ 26,111	$ 27,438	$ 29,361	$ 30,676
C000040836
Account Value [Line Items]
Accumulated Value		10,000		10,404		10,420		11,144		11,743		12,164		12,811		13,060		13,052		13,420		12,709		13,163	13,027	13,681	14,425	13,791	13,791	15,698	16,819	18,207	19,617	20,437	19,977	18,963	17,648	16,697	17,359	17,267	17,681	18,853	19,014	20,899	21,726	22,902	23,694	23,483	23,763	25,508	26,801	28,652	29,919
C000040837
Account Value [Line Items]
Accumulated Value		10,000		10,400		10,408		11,129		11,716		12,123		12,767		13,009		12,992		13,345		12,630		13,073	12,928	13,574	14,302	13,668	13,659	15,537	16,640	17,998	19,387	20,176	19,707	18,691	17,389	16,440	17,080	16,984	17,374	18,520	18,669	20,499	21,299	22,445	23,197	22,980	23,246	24,930	26,178	27,976	29,194
C000244829
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 519,814		$ 572,069		$ 595,689		$ 628,693		$ 651,019		$ 646,009		$ 654,601		$ 703,175		$ 739,524		$ 791,599		$ 827,409
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2050 Index
Account Value [Line Items]
Accumulated Value		10,000		10,389		10,435		11,135		11,551		11,882		12,647		12,842		12,928		13,394		12,655		12,990	12,788	13,333	14,227	13,411	13,353	15,002	15,976	17,123	18,550	19,222	18,909	18,387	17,424	16,515	17,122	17,247	17,550	18,624	18,798	20,523	21,236	22,528	23,221	23,151	23,659	25,520	26,789	28,383	30,086
S&P Target Date 2050 Index
Account Value [Line Items]
Accumulated Value		10,000		10,389		10,435		11,135		11,551		11,882		12,647		12,842		12,928		13,394		12,655		12,990	12,788	13,333	14,227	13,411	13,353	15,002	15,976	17,123	18,550	19,222	18,909	18,387	17,424	16,515	17,122	17,247	17,550	18,624	18,798	20,523	21,236	22,528	23,221	23,151	23,659	25,520	26,789	28,383	30,086
S&P Target Date 2050 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,389		$ 10,435		$ 11,135		$ 11,551		$ 11,882		$ 12,647		$ 12,842		$ 12,928		$ 13,394		$ 12,655		$ 12,990	$ 12,788	$ 13,333	$ 14,227	$ 13,411	$ 13,353	$ 15,002	$ 15,976	$ 17,123	$ 18,550	$ 19,222	$ 18,909	$ 18,387	$ 17,424	$ 16,515	$ 17,122	$ 17,247	$ 17,550	$ 18,624	$ 18,798	$ 20,523	$ 21,236	$ 22,528	$ 23,221	$ 23,151	$ 23,659	$ 25,520	$ 26,789	$ 28,383	$ 30,086
S&P Target Date 2050 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 520,572		$ 568,366		$ 588,090		$ 623,894		$ 643,066		$ 641,128		$ 655,205		$ 706,730		$ 741,882		$ 786,042		$ 833,182